BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010		Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 391	$ 612		$ 6,559
Prepaid expenses		4,500
Total current assets	391	5,112		6,559
OTHER ASSETS:
Deferred offering costs	122,861
TOTAL ASSETS	123,252	5,112		6,559
CURRENT LIABILITIES:
Accounts payable	80,225			1,735
Accrued interest - related party		9,024		4,677
Related party advances	27,768	26,382
Note payable - related party	120,000	49,000		49,000
Total current liabilities	227,993	84,406		55,412
TOTAL LIABILITIES	227,993	84,406		55,412
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; 0 issued and outstanding
Common stock, $.0001 par value; 75,000,000 shares authorized; 6,750,000 and 8,698,455 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively and 8,698,455 and 8,698,455 shares issued and outstanding at December 31, 2009	675	869	[1]	869	[1]
Additional paid-in capital	23,325	30,059		30,059
Deficit accumulated during the development stage	(128,741)	(110,222)		(79,781)
TOTAL STOCKHOLDERS' DEFICIT	(104,741)	(79,294)		(48,853)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 123,252	$ 5,112		$ 6,559

[1]	Common shares retroactively restated for a 4.21875 for 1 forward stock split effected on May 20, 2011. See Note 6.